Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting standards update [Extensible Enumeration]				Accounting Standards Update 2023-02 [Member]
Cash dividends on common stock (in dollars per share)	$ 1.56	$ 1.52	$ 1.52
Series D Preferred Stock
Cash dividends on preferred stock (in dollars per share)	1.99	2.24	1.92
Series E Preferred Stock
Cash dividends on preferred stock (in dollars per share)	$ 2.10	$ 1.78	$ 1.47